Intangible Exploration and Evaluation Assets - Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of year	$ 584
Balance, end of year	2,673	$ 584
Intangible exploration and evaluation assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of year	584	33,706
Additions to exploration and evaluation assets	2,089	337
Impairment loss	0	(33,459)
Balance, end of year	$ 2,673	$ 584